Schedule of Property Plant and Equipment (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Fixtures	$ 81,996
Land	260,000	260,000	260,000
Construction in progress	2,835,040	302,717
Building and improvement	8,883,851	8,883,851	8,883,851
Property, plant, and equipment gross	12,060,887	9,446,568	9,143,851
Accumulated depreciation	(2,504,272)	(2,117,804)	(1,366,021)
Net property, plant, and equipment	$ 9,556,615	$ 7,328,764	$ 7,777,830